STOCK COMPENSATION PLANS (Details 1)	9 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Aug. 31, 2016	Aug. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected average volatility			179.00%
Expected dividend yield
Risk-free interest rate
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 7 months 2 days		5 years 11 months 19 days
Expected average volatility	179.00%
Risk-free interest rate	1.17%		1.17%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 5 months 5 days		7 years 11 months 19 days
Expected average volatility	184.00%
Risk-free interest rate	2.25%		1.58%